First Trust Horizon Managed Volatility Small Mid ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust Horizon Managed Volatility Small Mid ETF | First Trust Horizon Managed Volatility Small/Mid ETF
Prospectus [Line Items]
Annual Return [Percent]	13.34%	4.99%	(9.37%)	23.59%